Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Segment shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Accounting Policies [Line Items]
Original maturities of financial instruments			90 days
Fees payable to customers			$ 25,000	$ 16,900
Restricted cash held as collateral	$ 100		100	200
Credit loss expense	$ 279	$ 9	8,316	3,280	$ 1,407
Off-balance-sheet credit exposure related to customers			$ 0
Percentage Of Revenue Recognized Over Time	85.80%		86.20%
Percentage Of Revenue Recognized At A Point In Time	14.20%		13.80%
Estimated economic life of application			2 years
Capitalized commissions, net	$ 24,870		$ 25,393	22,000
Capitalized commissions, net, non-current	23,499		22,999	20,427
Amortization of capitalized commission	$ 7,948	$ 7,262	$ 29,280	$ 29,119	$ 25,641
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign currency losses associated with realized transactions and remeasurement, recorded in other income/ (expense)			$ 800	$ 800	$ 1,500
Non-monetary transaction revenue			3,300	2,600	4,200
Non-monetary transaction expense			$ 2,600	$ 1,400	$ 4,200
Number of operating segments | Segment	1		1
Number of reportable segments | Segment	1		1
Property plant and equipment percentage	32.20%		33.40%
Government Wage And Rent Subsidies	$ 500
Stock Options
Accounting Policies [Line Items]
Stock options excluded from the computation of diluted net loss per share of common stock | shares	55,354,536	36,768,058	51,646,456	37,028,088	37,912,097
Outside North America
Accounting Policies [Line Items]
Property plant and equipment percentage			33.40%	21.80%
Minimum
Accounting Policies [Line Items]
Estimated economic life of application	2 years
Average historical customer life			1 year
Maximum
Accounting Policies [Line Items]
Estimated economic life of application	15 years		15 years
Average historical customer life			4 years
Computer Equipment and Purchased Software
Accounting Policies [Line Items]
Estimated useful lives of property and equipment			three years
Furniture and Equipment
Accounting Policies [Line Items]
Estimated useful lives of property and equipment			seven years
Capitalized Software Development Costs | Maximum
Accounting Policies [Line Items]
Estimated economic life of application			3 years